Subsequent events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent events

14.	Subsequent events

On August 15, 2025, the Company entered into an At The Market Offering Agreement (the “ATM Agreement”) with Rodman & Renshaw LLC (“Rodman”). Pursuant to the ATM Agreement, the Company may issue and sell through or to Rodman, as sales agent and/or principal, up to $75 million of its class A ordinary shares (the “Shares”), par value $0.0001 per share.

On September 4, 2025, as approved and authorized by the shareholders of the Company, the Board of Directors of the Company approved a share consolidation of the Company’s outstanding ordinary shares at a ratio of 1-for-16, with a post-share consolidation par value of $0.0016, effective on September 23, 2025 (the “Share Consolidation”). The Share Consolidation is being implemented to ensure the Company meets the minimum bid price requirement for continued listing on The Nasdaq Capital Market, its current exchange.

On September 19, 2025, the Company entered into that certain Securities Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor (the “Buyer”), pursuant to which and subject to certain conditions precedent contained therein, the Company may sell to the Buyer from time to time an aggregate of up to $100 million in newly issued senior secured convertible notes of the Company (the “Notes”) in two series: (i) Series A Senior Secured Convertible notes, in an aggregate original principal amount up to $70 million (the “Series A Notes”), to be issued and sold pursuant to the Company’s effective Registration Statement on Form F-3 (File No. 333-284232) (the “Shelf Registration Statement”); and (ii) Series B Senior Secured Convertible Notes, in an aggregate original principal amount up to $30 million (the “Series B Notes” and together with the Series A Notes, the “Notes”), to be issued and sold in reliance upon the exemption from securities registration afforded by Section 4(a)(2) of the Securities Act and Regulation D promulgated thereunder (the “Transaction”).

Upon the terms and conditions set forth in the Purchase Agreement, on September 23, 2025, the Company issued and sold to the Buyer a Series A Note in the aggregate original principal amount of $11 million, which will be due on September 23, 2027, for an aggregate purchase price of $10,780,000 (the “Initial Closing”). Upon the terms and conditions set forth in the Purchase Agreement, the Company expects to issue in a second closing a Series A Note in the aggregate original principal amount of $4 million (the “Second Closing”) upon the earlier of (i) the date the Company receives written confirmation from the Nasdaq Stock Market LLC (“Nasdaq”) that the Company has regained compliance with the minimum bid price requirements as set as forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”) and (ii) the date the Company receives written confirmation from Nasdaq that Nasdaq has granted the Company a 180-day extension to regain compliance with the Minimum Bid Price Requirement. Upon thirty Trading Days (as defined in the Purchase Agreement) after the Second Closing and subject to certain conditions, the Company has the option to request that the Buyer purchase additional Notes (the “Company’s Option Closing”), and the Buyer has the option to cause the Company to sell additional Notes (the “Buyer’s Option Closing”), provided that the subsequent closings with respect to Company’s Option Closing and the Buyer’s Option Closing shall not exceed $85 million in the aggregate. The Company has agreed, subject to certain exceptions contained in the Purchase Agreement, to use (i) at least $10 million of the net proceeds from the Initial Closing to purchase certain cryptocurrency with the remainder to be used for working capital and general corporate purposes, (ii) the net proceeds from the Second Closing for working capital and general corporate purposes, and (iii) at least 70% of the net proceeds from any additional closing to purchase certain cryptocurrency with the remainder to be used for working capital and general corporate purposes as set forth in the Purchase Agreement.

Interest will be payable monthly under the Notes at a rate of 6.0% per annum. The interest shall be computed on the basis of a 360-day year and shall be payable in arrears on the first calendar day of each calendar month (each, an “Interest Date”) with the first Interest Date being November 1, 2025. Interest will be payable on each Interest Date, in Ordinary Shares (the “Interest Shares”), so long as there has been no Equity Conditions Failure (as defined in the Notes) provided however, that the Company may, at its option following notice to the Buyer, pay Interest on any Interest Date in cash (the “Cash Interest”) or in a combination of Cash Interest and Interest Shares. The Initial Note contains, and each additional Note will contain, customary Events of Default (as defined in the Notes) and the Interest Rate will increase to an annual rate of 13% upon the occurrence of an Event of Default. The Initial Note ranks, and all other Notes will rank, senior to all outstanding and future indebtedness of the Company and its subsidiaries (subject to certain exceptions contained in the Notes) and will be secured by a first priority perfected security interest in all of the existing and future assets of the Company and its direct and indirect subsidiaries, including all of the capital stock of each of the domestic subsidiaries and the cryptocurrency purchased with the net proceeds of the Notes, as evidenced by a security agreement (“Security Agreement”) also entered into between the parties on September 19, 2025. The Initial Note will be due on September 23, 2027 and any other Notes issued will be due on the two-year anniversary of the date of issuance unless earlier converted or repaid.

The Initial Note is, and all other Notes will be, immediately convertible into Class A ordinary shares (such shares, the “Conversion Shares”), par value $0.0001 per share (the “Ordinary Shares”), at the option of the Buyer. The number of Conversion Shares issuable upon conversion of a Note shall be determined by dividing (x) the Conversion Amount by the lower of: (y) the Conversion Price and (z) the Market Price (as such terms are defined in the Notes). At the option of the holder, at any time on or after the issuance date, the holder may convert) (an “Alternate Optional Conversion”, and the date of such Alternate Optional Conversion, an “Alternate Optional Conversion Date”) all, or any part, of the Notes into Ordinary Shares (such portion of the Conversion Amount subject to such Alternate Optional Conversion, the “Alternate Optional Conversion Amount”) at the Alternate Conversion Price, as such terms are defined in the Notes.

On November 6, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with a certain institutional investor (the “Buyer”), pursuant to which and subject to certain conditions precedent contained therein, the Company may sell to the Buyer $50 million in newly issued senior secured convertible notes of the Company (the “Series C Note”), to be issued and sold pursuant to the Company’s effective Registration Statement on Form F-3 (File No. 333-284232) (the “Shelf Registration Statement”). Interest will be payable monthly under the Series C Note at a rate of 6.0% per annum. The interest shall be computed on the basis of a 360-day year and shall be payable in arrears on the first calendar day of each calendar month (each, an “Interest Date”). Interest will be payable on each Interest Date, in Class A ordinary shares (“Ordinary Shares”) of the Company (the “Interest Shares”), so long as there has been no Equity Conditions Failure (as defined in the Note) provided however, that the Company may, at its option following notice to the Buyer, pay Interest on any Interest Date in cash (the “Cash Interest”) or in a combination of Cash Interest and Interest Shares.

The Series C Note is governed by a base indenture, dated as of November 6, 2025 (the “Base Indenture”), between the Company and U.S. Bank Trust Company, National Association, as trustee (the “Trustee”), as amended by the First Supplemental Indenture, dated as of November 6, 2025 (“Supplemental Indenture” and, together with the Base Indenture, the ‘Indenture”). The Indenture has been qualified as an indenture under the Trust Indenture Act of 1939, as amended (the “Trust Indenture Act”). The terms of the Indenture are those provided in the Base Indenture and the Supplemental Indenture and those made part of the Indenture by the Trust Indenture Act. The Series C Note and Indenture contain customary Events of Default (as defined therein) and the Interest Rate will increase to an annual rate of 13% upon the occurrence of an Event of Default. The Series C Note will be due on the Maturity Date (as defined in the Series C Note) unless earlier converted or repaid.

In connection with the Purchase Agreement, the Company and each of its direct and indirect Australian subsidiaries entered into a security and pledge agreement (“Security Agreement”) in favor of the Buyer, as collateral agent. The Company’s obligations under the Series C Note will be secured by a first priority lien on substantially all the Company’s tangible and intangible assets (including crypto collateral), subject to the terms of an intercreditor agreement and excepting certain assets the holder has agreed to exclude from the collateral, subject to certain limitations (the “Collateral”). The Series C Notes rank pari passu with the Company’s existing and future Series A Notes (and any Series B Notes hereafter issued) subject to the terms of the intercreditor agreement, which provides, among other things, that: (a) the holders of the Series A Notes shall have a first-priority lien (superior to the lien of the holder of the Series C Note) with respect to certain assets purchased using the net proceeds of the purchase price received for the Series A Notes and subject to the control of the collateral agent for the holders of the Series A Notes; all proceeds of such Collateral shall be applied to the repayment in full of the obligations evidenced by the Series A Notes prior to the application of such proceeds to the repayment of the obligations evidenced by the Series C Note; (b) the holder of the Series C Note shall have a first-priority lien (superior to the lien of the holders of the Series A Notes) with respect to certain assets purchased using the net proceeds of the purchase price received for the Series C Note and subject to the control of the collateral agent for the holders of the Series C Note; all proceeds of such Collateral shall be applied to the repayment in full of the obligations evidenced by the Series C Note prior to the application of such proceeds to the repayment of the obligations evidenced by the Series A Notes; and (c) the holders of the Series A Notes and the holders of the Series C Note shall have a pari passu first-priority lien on all other Collateral not covered by the foregoing clauses (a) and (b) and the related proceeds of such Collateral shall be applied to the obligations evidenced by the Series A Notes and the Series C Note on a pro-rata basis.

The Buyer will not have the right to convert any portion of the Series C Note, to the extent that, after giving effect to such conversion, the Buyer (together with certain of its affiliates and other related parties) would beneficially own in excess of 9.99% of the Ordinary Shares of the Company outstanding immediately after giving effect to such conversion (the “Beneficial Ownership Limitation”). However, the Buyer, upon notice to the Company, may increase or decrease the Beneficial Ownership Limitation, provided that the Beneficial Ownership Limitation in no event exceeds 9.99% of the Ordinary Shares outstanding immediately after giving effect to such conversion. Any increase in the Beneficial Ownership Limitation will not be effective until the sixty-first (61st) day after such notice is delivered to the Company.